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                                                            [LOGO OF MetLife(R)]

METLIFE INSURANCE COMPANY USA
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NC 28277

May 6, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company USA
MetLife Investors Variable Annuity Account One
File Nos. 333-200255/811-05200
(Cova VA, Firstar Summit VA, Premier Advisor VA, Destiny Select VA and
Prevail VA)
Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2016 and the Statement of Additional Information dated May 1, 2016, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 2 for the Account, filed electronically with the Commission on April 27, 2016.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company